Share-Based Payments - Summary of Weighted Average Fair Value of Options and Assumptions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 7.54	$ 11.79	$ 0
Share price	$ 46.35	$ 78.46
Exercise price	$ 46.35	$ 78.46
Expected volatility	25.00%	23.00%
Expected dividends	3.00%	3.00%
Risk-free interest rate	(0.32%)	0.43%
Ambev [member] | Brazil [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 0.78	$ 1.12
Share price	$ 3.47	$ 4.38
Exercise price	$ 3.47	$ 4.38
Expected volatility	22.00%	24.00%
Risk-free interest rate	6.80%	7.80%
Bottom of range [member] | Ambev [member] | Brazil [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	0.00%	0.00%
Top of range [member] | Ambev [member] | Brazil [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	5.00%	5.00%